Segments Results (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Results [Abstract]
Segments Results
NOTE 13. SEGMENT RESULTS
The chief operating decision maker (“CODM”) is the President and Chief Executive Officer. The Company represents two reportable segments, based on how its CODM evaluates the business and allocates resources. The CODM assesses performance for the Company and decides how to allocate resources based on each segments Income (Loss) From Operations ("Operating Income"). The CODM uses Operating Income to evaluate the performance of each segment in deciding whether to reinvest profits into the segment. The CODM evaluates performance based on Operating Income, as noted in the table below. The Company reports segment information based on the “significant expense principle” defined in ASC 280, Segment Reporting along with other segment items, which is the difference between segment revenue and less segment expenses disclosed under the significant expense principle for each reported measure of segment profit or loss.
The Company has two primary reporting segments: (i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants and (ii) Healthcare Services, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities.
The table below presents the results of operations for our reporting segments for the periods presented.

	Three Months Ended March 31,			Three Months Ended March 31,
	2025	2025	2025	2024	2024	2024
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$5,642	$5,642	$—	$2,309	$2,309
Rental revenues	1,548	—	1,548	1,818	—	1,818
Total revenues	1,548	5,642	7,190	1,818	2,309	4,127
Expenses:
Patient care expense	—	4,401	4,401	—	2,101	2,101
Facility rent expense	149	58	207	149	—	149
Depreciation and amortization	324	78	402	386	125	511
General and administrative expense	1,021	1,210	2,231	1,266	366	1,632
Loss on lease termination	303	—	303	—	—	—
Credit loss expense	—	70	70	—	28	28
Gain on operations transfer	—	(106)	(106)	—	—	—
Total expenses	1,797	5,711	7,508	1,801	2,620	4,421
Income (loss) from operations	(249)	(69)	(318)	17	(311)	(294)

The CODM does not regularly review total assets for our reportable segments as total assets are not used to assess performance or allocate resources.

NOTE 10. SEGMENT RESULTS
The chief operating decision maker (“CODM”) is the President and Chief Executive Officer. The Company represents two reportable segments, based on how its CODM evaluates the business and allocates resources. The CODM assesses performance for the Company and decides how to allocate resources based on each segments Income (Loss) From Operations ("Operating Income"). The CODM uses Operating Income to evaluate the performance of each segment in deciding whether to reinvest profits into the segment. The CODM evaluates performance based on Operating Income, as noted in the table below. The Company reports segment information based on the “significant expense principle” defined in ASC 280, Segment Reporting along with other segment items, which is the difference between segment revenue and less segment expenses disclosed under the significant expense principle for each reported measure of segment profit or loss.
The Company has two primary reporting segments: (i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants and (ii) Healthcare Services, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities.
The following table presents information for the Company's reportable segments revenues and significant operating expenses that are provided to the CODM and included within the Company's reportable segments measure of profit or loss.

	Year Ended December 31,			Year Ended December 31,
	2024	2024	2024	2023	2023	2023
(Amounts in 000’s)	Real Estate	Healthcare Services	Total	Real Estate	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$11,273	$11,273	$—	$8,835	$8,835
Rental revenues	7,005	—	7,005	7,069	—	7,069
Management fees	—	—	—	1,050	—	1,050
Other revenues	57	—	57	210	—	210
Total revenues	7,062	11,273	18,335	8,329	8,835	17,164
Expenses:
Patient care expense	—	9,442	9,442	—	7,979	7,979
Facility rent expense	594	—	594	594	—	594
Cost of management fees	—	—	—	595	—	595
Depreciation and amortization	1,539	523	2,062	1,760	495	2,255
General and administrative expense	3,677	1,731	5,408	4,202	1,210	5,412
Credit loss expense	370	298	668	175	975	1,150

	Year Ended December 31,			Year Ended December 31,
	2024	2024	2024	2023	2023	2023
(Amounts in 000’s)	Real Estate	Healthcare Services	Total	Real Estate	Healthcare Services	Total
Total expenses	6,180	11,994	18,174	7,326	10,659	17,985
Income (loss) from operations	$882	$(721)	$161	$1,003	$(1,824)	$(821)

The CODM does not regularly review total assets for our reportable segments as total assets are not used to assess performance or allocate resources.